RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 11: -	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company, which as of December 31, 2016, have joint ownership of approximately 29% in the Company's equity, are also principal shareholders of affiliates known as the RAD-BYNET Group.

1.
The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel.

Revenues related to this distribution agreement are included in Note 11g below as "revenues". No revenues from such distribution agreement were recorded during the year ended December 31, 2016. For the year ended December 31, 2015 and 2014, revenues aggregated for a total amount of $62 and $19, respectively.

2.
The Company is a party to a reseller agreement with Allot Communications Inc, or Allot, a company where Company’s controlling shareholder is an interested party of, giving Allot the right to distribute Company's products.

Revenues related to this reseller agreement are included in Note 11g below as "revenues". For the year ended December 31, 2016, 2015 and 2014, revenues aggregated for a total amount of $139, $107 and $53, respectively.

3.
Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties (see also Note 7b). The U.S. subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease and maintenance expenses were $604, $411 and $417 in 2016, 2015 and 2014, respectively.

4.
Certain entities within the RAD-BYNET Group provide the Company with administrative and IT services. Such amounts expensed by the Company are disclosed in Note 11g below as part of “Expenses” and “capital expenses”.

5.
During 2016 the Company renovated its Israeli located offices. The lessor, which is considered a related party (see Note 11a3), committed to participate in the renovation and reimburse expenses of up to $730. As of December 31, 2016, there is a balance to receive related to such renovation and reimburse expenses of $585 which disclosed in Note 11f below as part of the “Other accounts receivable and prepaid expenses”.

b.
In January 2012, the Company entered a consulting agreement ("Consulting Agreement") with a consultant which is also the spouse of one of the Company's controlling shareholders and the Company's former Chairman of the Board of Directors. Based on the key terms of the Consulting Agreement, the consultant provided advisory services to the management with respect to business operations for a monthly amount which equaled the average monthly salary of employees in Israel, plus Israeli Value Added Tax. The Consulting Agreement expired in January 2013 but was extended through September 10, 2015. During the years ended December 31, 2015 and 2014, the Company recorded expenses incurred under this Consulting Agreement in the amount of $24 and $39, respectively. No expenses have been recorded during the year ended December 31, 2016 (see also Note 11c).

c.
On December 30, 2015, the Company's shareholders approved the replacement of the Company's Chairman of the Board of Directors with one of the Company's directors which is also the spouse of the former Chairman and controlling shareholder to assume the position of Active Chairwoman as of September 10, 2015, for a fixed monthly salary. During the year ended December 31, 2016 and the period since September 10, 2015 until December 31, 2015, the Company recorded salary expenses for acting as an Active Chairwoman in the amount of $180 and $30, respectively.

d.
In 2015 and 2016, the Company entered several agreements with Amdocs, to sell its solution, pursuant to which the Company recorded revenues in the amount of $18,322 during the year ended December 31, 2016, out of which, amount of $18,310 related to the AT&T Engagement and its related agreements (See also Note 1c). The Company’s controlling shareholder and director, serves as a director in Amdocs.

e.
As described in Note 9b, on May 25, 2016, the Company closed its follow-on public offering at a price of $11.00 per share, where pursuant to which an aggregate net amount of $21,279 have been raised. The Company’s controlling shareholder and director invested $2,200 for the issuance of 200,000 Ordinary Shares.

f.	Balances with related parties:

	December 31,
	2016	2015
Assets:

Trade receivables, net	$952	$2
Other accounts receivable and prepaid expenses	$588	$-

Liabilities:

Trade payables	$169	$184
Other accounts payables and accrued expenses	$92	$16
Advances from customers	$1,880	$-

g.	Transactions with related parties:

	Year ended December 31,
	2016	2015	2014

Revenues	$18,461	$169	$72

Expenses:

Cost of revenues	$210	$42	$56

Operating expenses:

Research and development, net	$224	$244	$249
Sales and marketing, net	$142	$118	$125
General and administrative	$250	$93	$60

Capital expenses	$21	$-	$-